Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Common stocks: 97.12%
Communication services: 8.63%
Diversified telecommunication services: 2.95%
AT&T Incorporated	35,701	$ 1,121,369
Verizon Communications Incorporated	12,960	748,958
		1,870,327
Entertainment: 2.53%
Activision Blizzard Incorporated	5,848	533,279
Lions Gate Entertainment Class A †	8,576	124,095
Lions Gate Entertainment Class B †	7,395	93,177
World Wrestling Entertainment Incorporated Class A	13,416	739,356
Zynga Incorporated Class A †	10,476	113,350
		1,603,257
Interactive media & services: 1.56%
Alphabet Incorporated Class A †	206	484,821
Alphabet Incorporated Class C †	210	506,125
		990,946
Media: 1.47%
John Wiley & Sons Incorporated Class A	4,672	266,024
The New York Times Company Class A	14,671	666,210
		932,234
Wireless telecommunication services: 0.12%
United States Cellular Corporation †	2,119	72,321
Consumer discretionary: 8.81%
Auto components: 0.42%
Gentex Corporation	7,532	264,976
Diversified consumer services: 1.53%
Chegg Incorporated †	2,748	248,227
Grand Canyon Education Incorporated †	6,491	702,910
Terminix Global Holdings Incorporated †	415	21,119
		972,256
Hotels, restaurants & leisure: 2.54%
Chipotle Mexican Grill Incorporated †	643	959,375
Starbucks Corporation	1,409	161,316
Yum China Holdings Incorporated	7,726	486,120
		1,606,811
Household durables: 1.90%
Garmin Limited	8,776	1,204,418
Internet & direct marketing retail: 0.95%
Amazon.com Incorporated †	174	603,331
Multiline retail: 0.02%
Ollie's Bargain Outlet Holdings Incorporated †	132	12,180
Textiles, apparel & luxury goods: 1.45%
Nike Incorporated Class B	6,925	918,394
See accompanying notes to portfolio of investments

Wells Fargo Low Volatility U.S. Equity Fund  |  1

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Consumer staples: 27.95%
Beverages: 3.99%
Boston Beer Company Incorporated Class A †	402	$ 489,029
Brown-Forman Corporation Class B	2,050	156,374
Monster Beverage Corporation †	5,388	522,905
The Coca-Cola Company	25,152	1,357,705
		2,526,013
Food & staples retailing: 3.15%
Casey's General Stores Incorporated	2,259	501,927
Costco Wholesale Corporation	2,513	935,062
The Kroger Company	15,270	557,966
		1,994,955
Food products: 12.53%
Bunge Limited	11,179	943,731
Campbell Soup Company	11,144	532,126
ConAgra Foods Incorporated	3,720	137,975
Flowers Foods Incorporated	27,212	652,000
General Mills Incorporated	14,051	855,144
Hain Celestial Group Incorporated †	576	23,622
Hormel Foods Corporation	15,111	698,128
Kellogg Company	13,327	831,871
Mondelez International Incorporated Class A	6,642	403,900
The Hershey Company	10,036	1,648,915
The J.M. Smucker Company	6,108	800,087
Tyson Foods Incorporated Class A	5,322	412,189
		7,939,688
Household products: 5.85%
Colgate-Palmolive Company	15,559	1,255,611
Kimberly-Clark Corporation	7,495	999,233
The Clorox Company	3,268	596,410
The Procter & Gamble Company	6,443	859,625
		3,710,879
Personal products: 1.81%
Herbalife Nutrition Limited †	1,564	71,584
The Estee Lauder Companies Incorporated Class A	3,426	1,075,079
		1,146,663
Tobacco: 0.62%
Altria Group Incorporated	8,253	394,081
Energy: 1.09%
Oil, gas & consumable fuels: 1.09%
Antero Midstream Corporation	79,580	687,571
Financials: 8.79%
Banks: 0.25%
Commerce Bancshares Incorporated	2,058	160,133
Capital markets: 3.08%
Cboe Global Markets Incorporated	3,686	384,708
MarketAxess Holdings Incorporated	719	351,203
See accompanying notes to portfolio of investments

2  |  Wells Fargo Low Volatility U.S. Equity Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Capital markets (continued)
Morningstar Incorporated	2,672	$ 708,107
Tradeweb Markets Incorporated Class A	6,257	508,569
		1,952,587
Diversified financial services: 2.51%
Berkshire Hathaway Incorporated Class B †	5,771	1,586,736
Insurance: 2.95%
Erie Indemnity Company Class A	280	59,926
Marsh & McLennan Companies Incorporated	3,136	425,555
Mercury General Corporation	7,290	453,948
Progressive Corporation	7,411	746,584
White Mountains Insurance Group Limited	156	181,807
		1,867,820
Health care: 14.14%
Biotechnology: 1.51%
AbbVie Incorporated	7,730	861,895
Ionis Pharmaceuticals Incorporated †	1,966	84,184
Moderna Incorporated †	45	8,047
		954,126
Health care equipment & supplies: 1.03%
Haemonetics Corporation †	580	39,011
Masimo Corporation †	355	82,598
West Pharmaceutical Services Incorporated	1,626	534,174
		655,783
Health care providers & services: 3.05%
Chemed Corporation	1,197	570,502
CVS Health Corporation	13,368	1,021,315
Henry Schein Incorporated †	4,120	298,700
Premier Incorporated Class A	1,114	39,380
		1,929,897
Life sciences tools & services: 0.50%
Agilent Technologies Incorporated	1,497	200,059
Mettler-Toledo International Incorporated †	91	119,512
		319,571
Pharmaceuticals: 8.05%
Bristol-Myers Squibb Company	19,508	1,217,689
Elanco Animal Health Incorporated †	1,326	42,047
Eli Lilly & Company	4,245	775,859
Johnson & Johnson	6,510	1,059,372
Merck & Company Incorporated	15,736	1,172,332
Pfizer Incorporated	21,630	836,000
		5,103,299
Industrials: 9.70%
Aerospace & defense: 0.25%
BWX Technologies Incorporated	2,370	158,600
See accompanying notes to portfolio of investments

Wells Fargo Low Volatility U.S. Equity Fund  |  3

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Air freight & logistics: 3.43%
C.H. Robinson Worldwide Incorporated	9,410	$ 913,523
Expeditors International of Washington Incorporated	11,496	1,262,951
		2,176,474
Commercial services & supplies: 1.07%
Copart Incorporated †	614	76,449
Rollins Incorporated	16,149	602,035
		678,484
Electrical equipment: 0.72%
Vertiv Holdings Company	19,964	453,183
Machinery: 1.84%
The Toro Company	10,182	1,166,857
Professional services: 0.53%
Booz Allen Hamilton Holding Corporation	4,011	332,712
Road & rail: 0.30%
J.B. Hunt Transport Services Incorporated	1,116	190,512
Trading companies & distributors: 1.56%
Fastenal Company	18,952	990,811
Information technology: 7.32%
Communications equipment: 3.92%
Arista Networks Incorporated †	1,362	429,262
Cisco Systems Incorporated	22,145	1,127,402
F5 Networks Incorporated †	2,856	533,387
Juniper Networks Incorporated	3,904	99,123
Ubiquiti Incorporated	1,026	292,749
		2,481,923
Electronic equipment, instruments & components: 0.70%
Amphenol Corporation Class A	6,636	446,868
IT services: 1.02%
Jack Henry & Associates Incorporated	3,965	645,621
Software: 1.68%
Autodesk Incorporated †	774	225,938
DocuSign Incorporated †	1,124	250,585
Dropbox Incorporated Class A †	17,810	457,717
Zoom Video Communications Incorporated †	410	131,024
		1,065,264
Materials: 5.53%
Chemicals: 3.92%
Linde plc	4,141	1,183,663
NewMarket Corporation	72	24,954
The Sherwin-Williams Company	4,671	1,279,247
		2,487,864
Containers & packaging: 1.61%
AptarGroup Incorporated	6,760	1,019,476
See accompanying notes to portfolio of investments

4  |  Wells Fargo Low Volatility U.S. Equity Fund

Portfolio of investments—April 30, 2021 (unaudited)

	Shares	Value
Real estate: 2.48%
Equity REITs: 2.48%
Extra Space Storage Incorporated	886	$ 131,739
Public Storage Incorporated	5,114	1,437,852
		1,569,591
Utilities: 2.68%
Electric utilities: 0.59%
Hawaiian Electric Industries Incorporated	8,736	376,172
Gas utilities: 0.98%
Atmos Energy Corporation	5,275	546,437
UGI Corporation	1,732	75,706
		622,143
Multi-utilities: 1.11%
MDU Resources Group Incorporated	1,474	49,320
Public Service Enterprise Group Incorporated	10,323	652,001
		701,321
Total Common stocks (Cost $52,718,796)		61,545,129

		Yield
Short-term investments: 2.74%
Investment companies: 2.74%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	1,738,870	1,738,870
Total Short-term investments (Cost $1,738,870)				1,738,870
Total investments in securities (Cost $54,457,666)	99.86%			63,283,999
Other assets and liabilities, net	0.14			85,866
Total net assets	100.00%			$63,369,865

†	Non-income-earning security
♠	The issuer of the security is an affiliate of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Wells Fargo Low Volatility U.S. Equity Fund  |  5

Portfolio of investments—April 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$1,214,586	$6,259,260	$(5,734,976)	$0	$0	$1,738,870	2.74%	1,738,870	$346
See accompanying notes to portfolio of investments

6  |  Wells Fargo Low Volatility U.S. Equity Fund

Notes to portfolio of investments—April 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Low Volatility U.S. Equity Fund  |  7

Notes to portfolio of investments—April 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,469,085	$0	$0	$5,469,085
Consumer discretionary	5,582,366	0	0	5,582,366
Consumer staples	17,712,279	0	0	17,712,279
Energy	687,571	0	0	687,571
Financials	5,567,276	0	0	5,567,276
Health care	8,962,676	0	0	8,962,676
Industrials	6,147,633	0	0	6,147,633
Information technology	4,639,676	0	0	4,639,676
Materials	3,507,340	0	0	3,507,340
Real estate	1,569,591	0	0	1,569,591
Utilities	1,699,636	0	0	1,699,636
Short-term investments
Investment companies	1,738,870	0	0	1,738,870
Total assets	$63,283,999	$0	$0	$63,283,999
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2021, the Fund did not have any transfers into/out of Level 3.

8  |  Wells Fargo Low Volatility U.S. Equity Fund